Schedule III - Real Estate and Accumulated Depreciation and Amortization - Properties (Details) - USD ($)		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Encumbrances		$ 143,459,000
Land, Initial Cost		36,280,000
Building and Improvements, Initial Cost		195,491,000
Acquisition Price		231,771,000
Capitalized Improvements		31,399,000
Land Cost, Total Cost		35,884,000
Building & Improvements, Total Cost		178,571,000
Total cost		245,854,000
Accumulated Depreciation & Depreciation		44,113,962	[1]	$ 43,567,809	$ 40,012,255
Reserve for Impairment		1,533,000
NBV Real Estate		200,207,000
Industrial Office Properties [Member]
Encumbrances		92,309,000
Land, Initial Cost		20,964,000
Building and Improvements, Initial Cost		125,843,000
Acquisition Price		146,807,000
Capitalized Improvements		29,743,000
Land Cost, Total Cost		20,964,000
Building & Improvements, Total Cost		112,457,000
Total cost		163,164,000
Accumulated Depreciation & Depreciation	[1]	36,742,000
Reserve for Impairment
NBV Real Estate		126,422,000
Industrial Office Properties [Member] | Garden Gateway [Member]
Encumbrances	[2]	6,071,000
Land, Initial Cost	[2]	3,035,000
Building and Improvements, Initial Cost	[2]	12,091,000
Acquisition Price	[2]	15,126,000
Capitalized Improvements	[2]	3,293,000
Land Cost, Total Cost	[2]	3,035,000
Building & Improvements, Total Cost	[2]	10,874,000
Total cost	[2]	17,202,000
Accumulated Depreciation & Depreciation	[1],[2]	5,774,000
Reserve for Impairment	[2]
NBV Real Estate	[2]	11,428,000
Industrial Office Properties [Member] | Executive Park [Member]
Encumbrances		4,840,000
Land, Initial Cost		1,266,000
Building and Improvements, Initial Cost		8,815,000
Acquisition Price		10,081,000
Capitalized Improvements		1,511,000
Land Cost, Total Cost		1,266,000
Building & Improvements, Total Cost		7,880,000
Total cost		10,657,000
Accumulated Depreciation & Depreciation	[1]	2,934,000
Reserve for Impairment
NBV Real Estate		7,723,000
Industrial Office Properties [Member] | Genesis Plaza [Member]
Encumbrances		6,378,000
Land, Initial Cost		1,400,000
Building and Improvements, Initial Cost		8,600,000
Acquisition Price		10,000,000
Capitalized Improvements		2,423,000
Land Cost, Total Cost		1,400,000
Building & Improvements, Total Cost		8,071,000
Total cost		11,894,000
Accumulated Depreciation & Depreciation	[1]	3,105,000
Reserve for Impairment
NBV Real Estate		8,789,000
Industrial Office Properties [Member] | Dakota Center [Member]
Encumbrances		10,112,000
Land, Initial Cost		832,000
Building and Improvements, Initial Cost		8,743,000
Acquisition Price		9,575,000
Capitalized Improvements		1,270,000
Land Cost, Total Cost		832,000
Building & Improvements, Total Cost		9,917,000
Total cost		12,019,000
Accumulated Depreciation & Depreciation	[1]	3,165,000
Reserve for Impairment
NBV Real Estate		8,854,000
Industrial Office Properties [Member] | Grand Pacific Center [Member]
Encumbrances		3,852,000
Land, Initial Cost		413,000
Building and Improvements, Initial Cost		4,926,000
Acquisition Price		5,339,000
Capitalized Improvements		872,000
Land Cost, Total Cost		413,000
Building & Improvements, Total Cost		6,099,000
Total cost		7,384,000
Accumulated Depreciation & Depreciation	[1]	1,470,000
Reserve for Impairment
NBV Real Estate		5,914,000
Industrial Office Properties [Member] | Union Terrace [Member]
Encumbrances	[2]	6,240,000
Land, Initial Cost	[2]	1,717,000
Building and Improvements, Initial Cost	[2]	7,708,000
Acquisition Price	[2]	9,425,000
Capitalized Improvements	[2]	3,750,000
Land Cost, Total Cost	[2]	1,717,000
Building & Improvements, Total Cost	[2]	5,853,000
Total cost	[2]	11,320,000
Accumulated Depreciation & Depreciation	[1],[2]	2,895,000
Reserve for Impairment	[2]
NBV Real Estate	[2]	8,425,000
Industrial Office Properties [Member] | Centennial Tech Center [Member]
Encumbrances	[2],[3]	9,562,000
Land, Initial Cost	[2],[3]	2,025,000
Building and Improvements, Initial Cost	[2],[3]	13,475,000
Acquisition Price	[2],[3]	15,500,000
Capitalized Improvements	[2],[3]	3,545,000
Land Cost, Total Cost	[2],[3]	2,025,000
Building & Improvements, Total Cost	[2],[3]	10,556,000
Total cost	[2],[3]	16,126,000
Accumulated Depreciation & Depreciation	[1],[2],[3]	2,994,000
Reserve for Impairment	[2],[3]
NBV Real Estate	[2],[3]	13,132,000
Industrial Office Properties [Member] | Arapahoe Center [Member]
Encumbrances		8,086,000
Land, Initial Cost		1,420,000
Building and Improvements, Initial Cost		10,430,000
Acquisition Price		11,850,000
Capitalized Improvements		2,076,000
Land Cost, Total Cost		1,420,000
Building & Improvements, Total Cost		8,857,000
Total cost		12,353,000
Accumulated Depreciation & Depreciation	[1]	2,605,000
Reserve for Impairment
NBV Real Estate		9,748,000
Industrial Office Properties [Member] | West Fargo Industrial [Member]
Encumbrances		4,216,000
Land, Initial Cost		1,693,000
Building and Improvements, Initial Cost		6,207,000
Acquisition Price		7,900,000
Capitalized Improvements		234,000
Land Cost, Total Cost		1,693,000
Building & Improvements, Total Cost		6,063,000
Total cost		7,990,000
Accumulated Depreciation & Depreciation	[1]	778,000
Reserve for Impairment
NBV Real Estate		7,212,000
Industrial Office Properties [Member] | The 300 N.P [Member]
Encumbrances		2,312,000
Land, Initial Cost		135,000
Building and Improvements, Initial Cost		3,715,000
Acquisition Price		3,850,000
Capitalized Improvements		317,000
Land Cost, Total Cost		135,000
Building & Improvements, Total Cost		3,589,000
Total cost		4,041,000
Accumulated Depreciation & Depreciation	[1]	636,000
Reserve for Impairment
NBV Real Estate		3,405,000
Industrial Office Properties [Member] | Highland Court [Member]
Encumbrances		6,424,000
Land, Initial Cost		3,608,000
Building and Improvements, Initial Cost		9,442,000
Acquisition Price		13,050,000
Capitalized Improvements		3,384,000
Land Cost, Total Cost		3,608,000
Building & Improvements, Total Cost		7,767,000
Total cost		14,759,000
Accumulated Depreciation & Depreciation	[1]	3,339,000
Reserve for Impairment
NBV Real Estate		11,420,000
Industrial Office Properties [Member] | One Park Centre [Member]
Encumbrances		6,488,000
Land, Initial Cost		1,206,000
Building and Improvements, Initial Cost		7,944,000
Acquisition Price		9,150,000
Capitalized Improvements		1,357,000
Land Cost, Total Cost		1,206,000
Building & Improvements, Total Cost		7,416,000
Total cost		9,979,000
Accumulated Depreciation & Depreciation	[1]	1,460,000
Reserve for Impairment
NBV Real Estate		8,519,000
Industrial Office Properties [Member] | Shea Center II [Member]
Encumbrances		17,728,000
Land, Initial Cost		2,214,000
Building and Improvements, Initial Cost		23,747,000
Acquisition Price		25,961,000
Capitalized Improvements		5,711,000
Land Cost, Total Cost		2,214,000
Building & Improvements, Total Cost		19,515,000
Total cost		27,440,000
Accumulated Depreciation & Depreciation	[1]	5,587,000
Reserve for Impairment
NBV Real Estate		21,853,000
Retail Properties [Member]
Encumbrances		18,506,000
Land, Initial Cost		6,206,000
Building and Improvements, Initial Cost		22,950,000
Acquisition Price		29,156,000
Capitalized Improvements		1,656,000
Land Cost, Total Cost		6,239,000
Building & Improvements, Total Cost		24,408,000
Total cost		32,303,000
Accumulated Depreciation & Depreciation	[1]	5,452,000
Reserve for Impairment		1,533,000
NBV Real Estate		25,318,000
Retail Properties [Member] | World Plaza [Member]
Encumbrances	[2]	4,979,000
Land, Initial Cost	[2]	1,698,000
Building and Improvements, Initial Cost	[2]	6,232,000
Acquisition Price	[2]	7,930,000
Capitalized Improvements	[2]	749,000
Land Cost, Total Cost	[2]	1,698,000
Building & Improvements, Total Cost	[2]	8,803,000
Total cost	[2]	11,250,000
Accumulated Depreciation & Depreciation	[1],[2]	2,246,000
Reserve for Impairment	[2]	700,000
NBV Real Estate	[2]	8,304,000
Retail Properties [Member] | Waterman Plaza [Member]
Encumbrances		3,274,000
Land, Initial Cost		2,350,000
Building and Improvements, Initial Cost		4,814,000
Acquisition Price		7,164,000
Capitalized Improvements		239,000
Land Cost, Total Cost		2,383,000
Building & Improvements, Total Cost		4,324,000
Total cost		6,946,000
Accumulated Depreciation & Depreciation	[1]	1,224,000
Reserve for Impairment		833,000
NBV Real Estate		4,889,000
Retail Properties [Member] | Union Town Center [Member]
Encumbrances		8,440,000
Land, Initial Cost		1,750,000
Building and Improvements, Initial Cost		9,462,000
Acquisition Price		11,212,000
Capitalized Improvements		504,000
Land Cost, Total Cost		1,750,000
Building & Improvements, Total Cost		8,932,000
Total cost		11,186,000
Accumulated Depreciation & Depreciation	[1]	1,574,000
Reserve for Impairment
NBV Real Estate		9,612,000
Retail Properties [Member] | Research Parkway [Member]
Encumbrances		1,813,000
Land, Initial Cost		408,000
Building and Improvements, Initial Cost		2,442,000
Acquisition Price		2,850,000
Capitalized Improvements		164,000
Land Cost, Total Cost		408,000
Building & Improvements, Total Cost		2,349,000
Total cost		2,921,000
Accumulated Depreciation & Depreciation	[1]	408,000
Reserve for Impairment
NBV Real Estate		2,513,000
Model Home [Member]
Encumbrances		32,644,000
Land, Initial Cost		9,110,000
Building and Improvements, Initial Cost		46,698,000
Acquisition Price		55,808,000
Land Cost, Total Cost		8,681,000
Building & Improvements, Total Cost		41,706,000
Total cost		50,387,000
Accumulated Depreciation & Depreciation	[1]	1,920,000
NBV Real Estate		48,467,000
Model Home [Member] | Model Homes -NDMHR, LP [Member]
Encumbrances		2,840,000
Land, Initial Cost		1,387,000
Building and Improvements, Initial Cost		7,019,000
Acquisition Price		8,406,000
Land Cost, Total Cost		984,000
Building & Improvements, Total Cost		4,331,000
Total cost		5,315,000
Accumulated Depreciation & Depreciation	[1]	339,000
NBV Real Estate		4,976,000
Model Home [Member] | Model Homes-DMH LP #202 [Member]
Encumbrances		4,784,000
Land, Initial Cost		1,384,000
Building and Improvements, Initial Cost		7,381,000
Acquisition Price		8,765,000
Land Cost, Total Cost		1,152,000
Building & Improvements, Total Cost		6,332,000
Total cost		7,484,000
Accumulated Depreciation & Depreciation	[1]	378,000
NBV Real Estate		7,106,000
Model Home [Member] | Model Homes-DMH LP #203 [Member]
Encumbrances		8,650,000
Land, Initial Cost		1,911,000
Building and Improvements, Initial Cost		10,220,000
Acquisition Price		12,131,000
Land Cost, Total Cost		2,359,000
Building & Improvements, Total Cost		10,803,000
Total cost		13,162,000
Accumulated Depreciation & Depreciation	[1]	513,000
NBV Real Estate		12,649,000
Model Home [Member] | Model Homes-DMH LP #204 [Member]
Encumbrances		5,851,000
Land, Initial Cost		1,409,000
Building and Improvements, Initial Cost		6,522,000
Acquisition Price		7,931,000
Land Cost, Total Cost		1,545,000
Building & Improvements, Total Cost		7,209,000
Total cost		8,754,000
Accumulated Depreciation & Depreciation	[1]	271,000
NBV Real Estate		8,483,000
Model Home [Member] | Model Homes-DMH LP #205 [Member]
Encumbrances		3,687,000
Land, Initial Cost		1,021,000
Building and Improvements, Initial Cost		4,309,000
Acquisition Price		5,330,000
Land Cost, Total Cost		1,021,000
Building & Improvements, Total Cost		4,309,000
Total cost		5,330,000
Accumulated Depreciation & Depreciation	[1]	35,000
NBV Real Estate		5,295,000
Model Home [Member] | Model Homes-NMH Inc. [Member]
Encumbrances		6,832,000
Land, Initial Cost		1,998,000
Building and Improvements, Initial Cost		11,247,000
Acquisition Price		13,245,000
Land Cost, Total Cost		1,620,000
Building & Improvements, Total Cost		8,722,000
Total cost		10,342,000
Accumulated Depreciation & Depreciation	[1]	384,000
NBV Real Estate		$ 9,958,000

[1]	Depreciation is computed on a straight-line basis using useful lives up to 39 years.
[2]	Property held for sale as of December 31, 2019.
[3]	Centennial Tech Center sold for approximately $15.0 million on February 5, 2020.